Financial Instruments and Financial Risk Management (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Financial liabilities at fair value through profit or loss -
Fair value of warrants	$ 1,843	$ 1,948
Unrecognized Day 1 loss	(249)	(347)
Warrants, net	1,594	1,601
Level 1 [Member]
Financial liabilities at fair value through profit or loss -
Fair value of warrants	1,503	1,504
Unrecognized Day 1 loss
Warrants, net	1,503	1,504
Level 3 [Member]
Financial liabilities at fair value through profit or loss -
Fair value of warrants	340	444
Unrecognized Day 1 loss	(249)	(347)
Warrants, net	$ 91	$ 97